Fair Value of Financial Instruments and Interest Rate Risk - Mortgage Loans Held for Sale (Detail) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned	$ 25,162	$ 36,879	$ 40,723
Impaired loans	161,904	111,265	154,512
Loans held for sale, at lower of cost or fair value	9,006	10,381	8,271
Level 1
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned	0	0	0
Impaired loans	0	0	0
Loans held for sale, at lower of cost or fair value	0	0	0
Level 2
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned	0	0	0
Impaired loans	0	0	0
Loans held for sale, at lower of cost or fair value	9,006	10,381	8,271
Level 3
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Other real estate owned	25,162	36,879	40,723
Impaired loans	161,904	111,265	154,512
Loans held for sale, at lower of cost or fair value	$ 0	$ 0	$ 0